Leases - ROU Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
ROU Assets—Property, plant and equipment	$ 481	$ 223
Lease Liabilities
Short-term debt	121	75
Long-term debt	$ 379	$ 164